EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectuses dated December 1, 2024,
as may be supplemented and/or revised from time to time

EATON VANCE ALL ASSET STRATEGY FUND
(formerly Eaton Vance RBA All Asset Strategy Fund)
EATON VANCE CHINA EQUITY FUND
(formerly Eaton Vance Greater China Growth Fund)
EATON VANCE EQUITY STRATEGY FUND
(formerly Eaton Vance RBA Equity Strategy Fund)
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectuses dated January 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
EATON VANCE TOTAL RETURN BOND FUND
Supplement to Prospectuses dated February 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
(formerly Eaton Vance Global Sovereign Opportunities Fund)
EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL EQUITY INCOME FUND
(formerly Eaton Vance Tax-Managed Global Dividend Income Fund)
EATON VANCE GLOBAL INCOME BUILDER FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GOVERNMENT OPPORTUNITIES FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MULTI-ASSET CREDIT FUND
EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND
EATON VANCE SHORT DURATION HIGH INCOME FUND
EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Prospectuses dated March 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE INTERNATIONAL SMALL-CAP FUND
Supplement to Prospectus dated April 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE BALANCED FUND
EATON VANCE CORE BOND FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE STOCK FUND
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Prospectuses dated May 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND
PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND
PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND
PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND
Supplement to Prospectuses dated June 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
Supplement to Prospectus dated July 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND
EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND
Supplement to Prospectuses dated August 1, 2025,
as may be supplemented and/or revised from time to time

The following replaces “Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)” under “Appendix A – Financial Intermediary Sales Charge Variations”:

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

•	Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

•	Shares purchased through a rollover from another 529 plan.
•	Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

•	Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

•	Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
•	Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
•	Gift of shares will not be considered when determining breakpoint discounts

August 28, 2025	48644-00 8.28.25